LVIP U.S. Growth Allocation Managed Risk Fund
Schedule of Investments
September 30, 2025 (unaudited)

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS–96.92%
INVESTMENT COMPANIES–96.92%
Equity Funds–69.01%
✧✧Lincoln Variable Insurance Products Trust-
LVIP AllianceBernstein Large Cap Growth Fund	5,415,201	$262,442,319
LVIP Baron Growth Opportunities Fund	690,604	44,604,709
LVIP Channing Small Cap Value Fund	1,463,718	18,631,662
LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund	2,471,907	40,316,801
LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund	5,541,710	79,434,873
LVIP MFS Value Fund	5,059,454	275,527,759
LVIP SSGA Mid-Cap Index Fund	3,369,918	43,256,274
LVIP SSGA Nasdaq-100 Index Fund	788,274	13,246,155
LVIP SSGA S&P 500 Index Fund	10,164,423	337,397,854
LVIP SSGA Small-Cap Index Fund	880,243	30,474,024
LVIP T. Rowe Price Structured Mid-Cap Growth Fund	2,215,551	72,771,977
LVIP Wellington SMID Cap Value Fund	4,507,816	107,908,104
		1,326,012,511
Fixed Income Funds–27.67%
✧✧Lincoln Variable Insurance Products Trust-
LVIP BlackRock Inflation Protected Bond Fund	970,536	9,190,009
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
Fixed Income Funds (continued)
✧✧Lincoln Variable Insurance Products Trust- (continued)
LVIP JPMorgan Core Bond Fund	28,593,838	$292,371,990
LVIP JPMorgan High Yield Fund	3,891,082	40,797,997
LVIP Macquarie Bond Fund	5,675,740	68,262,127
LVIP SSGA Bond Index Fund	11,705,089	121,124,256
		531,746,379
Global Equity Fund–0.24%
✧✧Lincoln Variable Insurance Products Trust– LVIP BlackRock Real Estate Fund	574,001	4,686,716
		4,686,716
Total Affiliated Investments (Cost $1,435,274,382)		1,862,445,606

UNAFFILIATED INVESTMENT–2.90%
INVESTMENT COMPANY–2.90%
Money Market Fund–2.90%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 4.09%)	55,731,737	55,731,737
Total Unaffiliated Investment (Cost $55,731,737)		55,731,737

TOTAL INVESTMENTS–99.82% (Cost $1,491,006,119)	1,918,177,343
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.18%	3,416,117
NET ASSETS APPLICABLE TO 147,561,689 SHARES OUTSTANDING–100.00%	$1,921,593,460

✧✧Standard Class shares.
LVIP U.S. Growth Allocation Managed Risk Fund–1

LVIP U.S. Growth Allocation Managed Risk Fund
Schedule of Investments (continued)

The following futures contracts were outstanding at September 30, 2025:
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Equity Contracts:
80	CME E-mini Russell 2000 Index Futures	$9,822,000	$9,678,855	12/19/25	$143,145	$—
106	CME E-mini S&P 500 Index Futures	35,715,375	35,222,148	12/19/25	493,227	—
38	CME E-mini S&P MidCap 400 Index Futures	12,487,560	12,573,923	12/19/25	—	(86,363)
Total Futures Contracts					$636,372	$(86,363)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation
(depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through September 30, 2025.

Summary of Abbreviations:
CME–Chicago Mercantile Exchange
S&P–Standard & Poor’s
See accompanying notes.
LVIP U.S. Growth Allocation Managed Risk Fund–2

LVIP U.S. Growth Allocation Managed Risk Fund
Notes
September 30, 2025 (unaudited)
1. Transactions with Affiliates
Affiliated investments, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, Lincoln Financial Investments Corporation ("LFI") (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers' outstanding securities (non-LVIP Funds). Affiliated investments of the Fund and the corresponding investment activity for the period ended September 30, 2025, were as follows:
	Value 12/31/24	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 09/30/25	Number of Shares 09/30/25	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-96.92%@
Equity Funds-69.01%@
✧✧LVIP AllianceBernstein Large Cap Growth Fund	$265,905,288	$94,023,498	$42,728,576	$14,456,328	$(69,214,219)	$262,442,319	5,415,201	$—	$—
✧✧LVIP Baron Growth Opportunities Fund	45,851,584	12,885,762	5,120,488	(229,624)	(8,782,525)	44,604,709	690,604	—	—
✧✧LVIP Channing Small Cap Value Fund	18,323,967	3,219,604	3,185,711	55,383	218,419	18,631,662	1,463,718	—	—
✧✧LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund	40,138,772	2,682,348	6,161,384	280,534	3,376,531	40,316,801	2,471,907	—	—
✧✧LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund	65,304,718	14,560,274	8,010,962	(695,451)	8,276,294	79,434,873	5,541,710	—	—
✧✧LVIP MFS Value Fund	267,601,137	30,845,411	31,248,422	266,312	8,063,321	275,527,759	5,059,454	—	—
✧✧LVIP SSGA Mid-Cap Index Fund	47,522,906	5,489,504	8,803,266	(16,860)	(936,010)	43,256,274	3,369,918	—	—
✧✧LVIP SSGA Nasdaq-100 Index Fund	13,387,522	748,434	2,514,254	716,107	908,346	13,246,155	788,274	—	—
✧✧LVIP SSGA S&P 500 Index Fund	340,555,951	22,334,261	54,214,433	13,418,748	15,303,327	337,397,854	10,164,423	—	—
✧✧LVIP SSGA Small-Cap Index Fund	42,222,835	2,032,602	15,263,375	1,961,319	(479,357)	30,474,024	880,243	—	—
✧✧LVIP T. Rowe Price Structured Mid-Cap Growth Fund	68,414,446	12,978,428	9,341,067	176,971	543,199	72,771,977	2,215,551	—	—
✧✧LVIP Wellington SMID Cap Value Fund	103,688,084	24,303,755	11,833,395	(1,361,580)	(6,888,760)	107,908,104	4,507,816	—	—
Fixed Income Funds-27.67%@
✧✧LVIP BlackRock Inflation Protected Bond Fund	9,568,212	632,236	1,462,520	(212,565)	664,646	9,190,009	970,536	44,876	—
✧✧LVIP JPMorgan Core Bond Fund	176,435,559	108,701,879	7,476,595	35,645	14,675,502	292,371,990	28,593,838	53,850	—
✧✧LVIP JPMorgan High Yield Fund	42,094,237	2,423,243	6,388,927	(434,813)	3,104,257	40,797,997	3,891,082	1,852	—
✧✧LVIP Macquarie Bond Fund	167,612,198	3,008,017	108,918,842	(13,250,305)	19,811,059	68,262,127	5,675,740	99,089	—
✧✧LVIP SSGA Bond Index Fund	144,195,326	2,865,752	33,347,183	(4,113,478)	11,523,839	121,124,256	11,705,089	—	—
Global Equity Fund-0.24%@
✧✧LVIP BlackRock Real Estate Fund	9,201,929	340,426	5,359,811	127,914	376,258	4,686,716	574,001	—	—
Total	$1,868,024,671	$344,075,434	$361,379,211	$11,180,585	$544,127	$1,862,445,606		$199,667	$—

@ As a percentage of Net Assets as of September 30, 2025.
✧✧ Standard Class shares.
LVIP U.S. Growth Allocation Managed Risk Fund–3